ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Accounting
Basis of Presentation
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in accordance with generally accepted accounting principles requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Gain on sale of asset
Gain on sale of asset
A gain on the sale of asset was recognized when the Vessel was delivered and all risks were transferred and is determined by comparing the net sale proceeds received with the carrying value of the Vessel.

Interest payable recognition	Interest payable recognition Interest payable on the Term Loans is accrued on a daily basis.
Deferred charges
Deferred charges
Deferred charges comprise expenses incurred in connection with the structuring of the financing transactions and issuance of debt. Such expenses are being amortized over the life of the debt on a straight line basis, which is not materially different to the effective interest rate method.

Taxation
Taxation
No Bahamian income or withholding taxes are imposed on the payment by the Company of any principal or interest to any holder of Notes who is either an individual citizen or resident of the United States or an entity formed under the laws of the United States. There is no income tax treaty currently in effect between the United States and Bahamas.

Reporting and functional currency	Reporting and functional currency The reporting currency is United States dollars. The functional currency is United States dollars.
Revenue and expense recognition
Revenue and expense recognition
Revenues and expenses are recognized on the accrual basis. Revenue was substantially generated from bareboat charter hires and was recorded over the term of the charter as service was provided. Interest payable on the Term Notes is accrued on a daily basis.

Financial Instruments
Financial Instruments
In determining the fair value of its financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. For the majority of financial instruments, including long-term debt, standard market conventions and techniques are used to determine fair value. All methods of assessing fair value result in a general approximation of fair value, and such fair value may never actually be realized.

Other Comprehensive Income	Other comprehensive income The Company has no other comprehensive income.